SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements Captions [Line Items]
Net cash used in (provided by) operating activities	$ (26,755)	$ 19,411	$ 26,457	$ 14,976
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	(4,493)	(10,877)	(12,563)	(8,921)
Net cash used in investing activities	(4,493)	(10,877)	(12,563)	(8,921)
Cash Flows From Financing Activities:
Cash distributions				(24,545)
Proceeds from issuance of redeemable convertible preferred units, net	57,500
Net borrowings and repayments of debt	38,345	(4,044)	1,387	14,341
Proceeds from issuance of common units				0
Other financing activities	(18,649)	(3,268)	(3,955)	(1,600)
Net cash provided by (used in) financing activities	77,196	(7,312)	(2,568)	(11,804)
Net increase in cash, cash equivalents and restricted cash	45,948	1,222	11,326	(5,749)
Cash, cash equivalents and restricted cash—Beginning of period	18,147	6,821	6,821	12,570
Cash, cash equivalents and restricted cash—End of period	64,095	8,043	18,147	6,821
Parent
Condensed Financial Statements Captions [Line Items]
Net cash used in (provided by) operating activities				24,545
Cash Flows From Investing Activities:
Payments to affiliates	(57,500)
Net cash used in investing activities	(57,500)
Cash Flows From Financing Activities:
Cash distributions				(24,545)
Proceeds from issuance of redeemable convertible preferred units, net	57,500
Net cash provided by (used in) financing activities	57,500			(24,545)
Subsidiary Issuer
Condensed Financial Statements Captions [Line Items]
Net cash used in (provided by) operating activities	212	363	370	103
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	(188)	(363)	(370)	(103)
Net cash used in investing activities	(188)	(363)	(370)	(103)
Cash Flows From Financing Activities:
Net borrowings and repayments of debt	(24)
Net cash provided by (used in) financing activities	(24)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash used in (provided by) operating activities	(16,712)	29,462	39,943	28,488
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	(4,158)	(9,888)	(11,510)	(7,831)
Net cash used in investing activities	(4,158)	(9,888)	(11,510)	(7,831)
Cash Flows From Financing Activities:
Payments from (to) affiliates	47,350	(10,336)	(13,782)	(38,327)
Net borrowings and repayments of debt	38,517	(4,044)	1,387	14,341
Other financing activities	(18,649)	(3,268)	(3,955)	(1,600)
Net cash provided by (used in) financing activities	67,218	(17,648)	(16,350)	(25,586)
Net increase in cash, cash equivalents and restricted cash	46,348	1,926	12,082	(4,929)
Cash, cash equivalents and restricted cash—Beginning of period	16,298	4,216	4,216	9,145
Cash, cash equivalents and restricted cash—End of period	62,646	6,142	16,298	4,216
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash used in (provided by) operating activities	(105)	(78)	(73)	167
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	(147)	(626)	(683)	(987)
Net cash used in investing activities	(147)	(626)	(683)	(987)
Cash Flows From Financing Activities:
Net borrowings and repayments of debt	(148)
Net cash provided by (used in) financing activities	(148)
Net increase in cash, cash equivalents and restricted cash	(400)	(704)	(756)	(820)
Cash, cash equivalents and restricted cash—Beginning of period	1,849	2,605	2,605	3,425
Cash, cash equivalents and restricted cash—End of period	1,449	1,901	1,849	2,605
Eliminations
Condensed Financial Statements Captions [Line Items]
Net cash used in (provided by) operating activities	(10,150)	(10,336)	(13,783)	(38,327)
Cash Flows From Investing Activities:
Payments to affiliates	57,500
Net cash used in investing activities	57,500
Cash Flows From Financing Activities:
Payments from (to) affiliates	(47,350)	10,336	13,782	38,327
Net cash provided by (used in) financing activities	$ (47,350)	$ 10,336	$ 13,782	$ 38,327